LEASES (Schedule of Components of operating lease costs) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lessee Disclosure [Abstract]
Operating lease cost	$ 1,397	$ 1,260	$ 1,245
Sublease income			(17)
Total net lease costs	$ 1,397	$ 1,260	$ 1,228